Long Term Debt - Schedule of Debt Obligations (Parenthetical) (Detail) - 6.875% Senior Unsecured Notes, Due February 2025 $ in Millions	6 Months Ended
Jun. 30, 2017 USD ($)
Debt Instrument [Line Items]
Debt instrument maturity period	Feb. 01, 2025
Significant Other Observable Inputs (Level 2) | Estimated Fair Value
Debt Instrument [Line Items]
Estimated fair value of fixed rate debt	$ 328.1